Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Three Parties [Member]
Disclosure of major customers [line items]
Income originated from parties, percentage	80.00%	85.00%
One Party [Member]
Disclosure of major customers [line items]
Income originated from parties, percentage	29.00%	40.00%	50.00%
Two Parties [Member]
Disclosure of major customers [line items]
Income originated from parties, percentage	27.00%
Two Parties [Member] | Bottom of range [member]
Disclosure of major customers [line items]
Income originated from parties, percentage		19.00%	15.00%
Two Parties [Member] | Top of range [member]
Disclosure of major customers [line items]
Income originated from parties, percentage		25.00%	23.00%